Equity - Other reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Legal reserve	€ 279	€ 279	€ 279
Other reserves	1,987	1,987	2,574
Equity-settled share-based payment expense	72	72	72
Other Comprehensive Income (loss)	(10,606)	(9,087)	(7,796)
Other reserves	€ (8,268)	€ (6,749)	€ (4,871)